Investments in subsidiaries - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Jan. 20, 2020	Dec. 18, 2019	Oct. 11, 2019	May 14, 2019	Apr. 16, 2019	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	$ 281,497,000	$ 663,502,000
Revenue of acquiree since acquisition date	250,000,000
Cash consideration	281,497,000	637,482,000
Expenses for acquisition-related and integration costs	76,794,000	77,417,000
Acquisition-related costs	6,545,000	1,992,000
Integration costs	70,249,000	75,425,000
Termination of employment costs	49,390,000	56,268,000
Other integration costs	20,859,000	19,157,000
SCISYS Group Plc
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	130,260,000				$ 130,260,000
Cash consideration	130,260,000
Meti Logiciels et Services SAS
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)				$ 43,404,000
TeraThink
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)	99,388,000		$ 99,388,000
Cash consideration	$ 99,388,000
Acando
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 623,770,000
Percentage of voting equity interests acquired		96.10%				3.90%	2.40%	71.10%	22.60%
Cash consideration		$ 599,744,000				$ 23,123,000
Major business combination | Acando
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						3.90%
Minimum
Disclosure of detailed information about business combination [line items]
Earnings before acquisition related and integration costs, and income taxes	6.00%
Maximum
Disclosure of detailed information about business combination [line items]
Earnings before acquisition related and integration costs, and income taxes	10.50%